Long-Term Debt	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
Long-term debt consists of the following:

	September 30
	2014	2013
Unsecured senior notes payable, at 4.26%, due on September 18, 2034	$30,500,000	$—
Unsecured note payable, with variable interest rate based on three month LIBOR plus 125 basis point spread	—	5,000,000
Unsecured senior note payable, at 7.66%	—	8,000,000
Total long-term debt	30,500,000	13,000,000
Less current maturities	—	—
Total long-term debt	$30,500,000	$13,000,000

On September 18, 2014, the Company issued unsecured senior notes in the aggregate principal amount of $30,500,000 with a fixed interest rate of 4.26% per annum. The proceeds from these notes were used to retire, prior to original maturity, the $5,000,000 unsecured note payable and corresponding interest rate swap with an effective interest rate of 5.79%, the $8,000,000 unsecured note payable with a fixed interest rate of 7.66% and the $15,000,000 short-term note payable and corresponding interest rate swap with an effective interest rate of 5.74%. In exchange for retiring the notes and related swap instruments, the Company paid $2,237,961 in early termination fees. These termination fees have been deferred in accordance with regulatory accounting treatment and will be amortized over the term of the new notes.
The new obligations contain various provisions, including two financial covenants. First, total long-term debt, including current maturities, shall not exceed 65% of total capitalization. Second, the Company shall not allow priority indebtedness to exceed 15% of total assets. As compared to the prior debt agreements, the Company no longer has covenants restricting the payment of dividends, except to the extent such dividend declaration and payment would cause the total long-term debt to exceed 65% of total capitalization.
The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2014 are as follows:

Year Ending September 30	Maturities
2015	$—
2016	—
2017	—
2018	—
2019	—
Thereafter	30,500,000
Total	$30,500,000